Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	75,000,000	75,000,000
Ordinary shares, shares issued	14,866,470	11,116,470
Common Class B [Member]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	10,433,340	10,433,340